UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06091

        Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.3% (0.8% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$3,838,760
	2006C-2, 5.000%, 11/15/36
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa1	1,191,624
800	5.000%, 11/15/30	11/15 at 100.00	Baa1	729,456
1,250	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,202,925
	International Paper Company, Series 2005A, 5.000%, 6/01/25

7,050	Total Alabama			6,962,765

	Alaska – 1.7% (1.1% of Total Investments)
4,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	4,371,240
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	3,493,480
1,500	5.000%, 6/01/46	6/14 at 100.00	Baa3	1,263,150

9,500	Total Alaska			9,127,870

	Arizona – 1.1% (0.7% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	203,128
265	5.250%, 12/01/25	12/15 at 100.00	BBB	267,947
3,335	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034,	7/17 at 100.00	AAA	2,993,229
	7.851%, 7/01/31 (IF)
2,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	2,256,107
	5.000%, 12/01/37

6,250	Total Arizona			5,720,411

	Arkansas – 2.2% (1.4% of Total Investments)
1,125	Arkansas Development Finance Authority, Home Mortgage Revenue Bonds, FNMA/GNMA	7/08 at 101.50	AAA	1,152,090
	Mortgage-Backed Securities Program, Series 1998A, 5.150%, 7/01/17
	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A:
3,290	5.000%, 12/01/30 – AMBAC Insured	12/15 at 100.00	Aaa	3,396,300
2,000	5.000%, 12/01/35 – AMBAC Insured	12/15 at 100.00	Aaa	2,055,300
	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds,
	Series 2000:
1,055	5.600%, 12/01/25 – AMBAC Insured	12/10 at 100.00	Aaa	1,105,492
2,960	5.650%, 12/01/31 – AMBAC Insured	12/10 at 100.00	Aaa	3,106,579
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	959,420
	Series 2005B, 5.000%, 2/01/30

11,430	Total Arkansas			11,775,181

	California – 20.7% (13.2% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	3,037,320
	Series 2005, 4.750%, 10/01/28
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	981,930
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,527,125
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,226,424
	Series 2006, 5.000%, 4/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,423,660
	5.000%, 11/15/42
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB+	973,620
1,000	5.000%, 7/01/39	7/15 at 100.00	BBB+	912,390
10,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/25	8/13 at 100.00	A+	10,428,600
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,984,949
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	AA	2,538,450
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 – RAAI Insured
145	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R (4)	162,120
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 (Pre-refunded 8/01/13) –
	RAAI Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	BBB	2,638,110
610	5.125%, 6/01/47	6/17 at 100.00	BBB	528,461
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	13,856,611
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	AAA	1,231,200
	Bonds, Series 1999, 5.950%, 9/01/21 – MBIA Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	20,972,050
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	18,751,868
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	4,013,513
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
5,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	2/12 at 101.00	Aaa	5,134,450
	Series 2002A, 5.000%, 2/01/27 – FGIC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	253,315
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	275,715
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – MBIA Insured	No Opt. Call	AAA	2,031,266
8,135	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AAA	1,877,314
17,195	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AAA	3,750,058
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – MBIA Insured	5/13 at 101.00	AAA	3,178,120

119,785	Total California			111,688,639

	Colorado – 2.7% (1.7% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	974,960
	Society, Series 2005, 5.000%, 6/01/29
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	395,680
	5.000%, 3/01/25
20	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1996B,	5/08 at 104.50	Aaa	20,434
	7.450%, 11/01/27
12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	12,994,688
	6.000%, 11/15/19 – AMBAC Insured (Alternative Minimum Tax)

13,870	Total Colorado			14,385,762

	District of Columbia – 6.8% (4.4% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	4/09 at 160.00	AAA	27,726,795
	5.500%, 10/01/23 – FSA Insured
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – MBIA Insured	No Opt. Call	AAA	3,542,640
15,950	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A, 0.000%, 4/01/31	4/11 at 31.03	AAA	4,547,186
	(Pre-refunded 4/01/11) – MBIA Insured
1,200	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	982,884
	Revenue Bonds, Series 2007, Residuals 1606, 7.094%, 10/01/30 – AMBAC Insured (IF)

43,895	Total District of Columbia			36,799,505

	Florida – 3.8% (2.4% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	AAA	1,040,720
	5.000%, 5/01/27 – MBIA Insured
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,310,666
	Series 2005, 5.000%, 4/01/24
1,580	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/08 at 101.00	BBB+	1,597,917
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
3,200	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	3,287,008
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	AAA	931,670
	2007B, 4.500%, 10/01/31 – MBIA Insured
4,335	Miami-Dade County, Florida, Aviation Revenue Bonds, Residuals Series 1016, 5.166%, 10/01/31 –	10/17 at 100.00	AAA	3,446,368
	MBIA Insured (IF)
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,813,708
	Obligation Group, Series 2007, 5.000%, 8/15/42

21,240	Total Florida			20,428,057

	Georgia – 4.6% (3.0% of Total Investments)
10,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	Aaa	10,702,000
	(Pre-refunded 1/01/10) – FGIC Insured
2,710	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/23 –	11/14 at 100.00	AAA	2,858,102
	FSA Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AAA	2,261,820
	Series 1996, 5.500%, 8/15/26 – MBIA Insured
5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	9/11 at 102.00	AAA	6,447,038
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 – AMBAC Insured
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,698,830
	Series 1997E, 6.500%, 1/01/20

22,940	Total Georgia			24,967,790

	Idaho – 1.1% (0.7% of Total Investments)
4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 – MBIA Insured	12/11 at 100.00	Aaa	5,065,315
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BBB–	469,755
500	5.250%, 9/01/30	9/16 at 100.00	BBB–	454,780

5,810	Total Idaho			5,989,850

	Illinois – 12.3% (7.8% of Total Investments)
4,705	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Series 2000, 6.250%, 3/01/20	3/10 at 101.00	AA (4)	5,108,077
	(Pre-refunded 3/01/10) – RAAI Insured
14,600	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	16,676,558
	2006, 5.000%, 12/01/35 (UB)
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	AAA	5,348,430
	Authority, Series 2003, 5.250%, 3/01/23 (Pre-refunded 3/01/13) – AMBAC Insured
2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, DuPage and	1/11 at 100.00	Aaa	2,321,127
	Cook Counties Community Unit School District 205 – Elmhurst, Series 2000, 6.000%, 1/01/19
	(Pre-refunded 1/01/11) – FSA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,544,775
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,014,080
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	373,607
2,600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	2,600,260
	5.500%, 5/15/32
12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	Aaa	15,109,283
	Bonds, Series 1997, 7.800%, 1/01/12 – FSA Insured
6,300	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building	No Opt. Call	Aaa	7,004,529
	Bonds, Series 1994, 5.850%, 2/01/13 – FGIC Insured (ETM)
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	3,262,055
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – FSA Insured	No Opt. Call	AAA	1,498,828
1,300	8.700%, 12/01/14 – FSA Insured	No Opt. Call	AAA	1,750,840
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	Aaa	1,518,448
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured

61,350	Total Illinois			66,130,897

	Indiana – 3.3% (2.1% of Total Investments)
5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	Aa3 (4)	6,134,650
	4/01/20 (Pre-refunded 4/01/11)
1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	7/10 at 102.00	Aaa	1,960,201
	Cloverleaf Apartments Project Phase I, Series 2000, 6.000%, 1/20/31
2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	7/10 at 102.00	Aaa	2,600,164
	Project, Series 2000, 6.050%, 1/20/36
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23	2/15 at 100.00	BBB	1,534,872
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB	2,340,575
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	AAA	3,175,520
	7/15/14 (Pre-refunded 1/15/13) – AMBAC Insured

16,720	Total Indiana			17,745,982

	Iowa – 1.4% (0.9% of Total Investments)
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,371,360
	5.500%, 6/01/42

	Kansas – 1.1% (0.7% of Total Investments)
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,031,150
	Inc., Series 2005L, 5.000%, 11/15/22
565	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	599,934
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
3,400	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	4,367,776
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)

4,965	Total Kansas			5,998,860

	Kentucky – 0.5% (0.3% of Total Investments)
2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital	7/08 at 101.00	AAA	2,023,480
	HealthCare Services Inc., Series 1996, 5.700%, 1/01/21 – AMBAC Insured
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	497,648
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35

2,510	Total Kentucky			2,521,128

	Louisiana – 3.8% (2.4% of Total Investments)
870	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	4/08 at 102.00	Aaa	881,449
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)
	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,
	Series 2000G-2:
595	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	601,831
885	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	934,162
380	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding	12/09 at 103.00	Aaa	402,572
	Bonds, Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax)
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,035,280
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	2,519,300
	Series 2007A, 5.500%, 5/15/47
11,545	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1987,	No Opt. Call	AAA	12,324,749
	9.000%, 2/01/09 – MBIA Insured (ETM)

19,775	Total Louisiana			20,699,343

	Maryland – 0.5% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	2,556,575
	Series 2004, 5.375%, 8/15/24

	Massachusetts – 3.3% (2.1% of Total Investments)
4,970	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	5,046,637
	Apartments, Series 1999, 7.000%, 12/01/31
1,105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	1,114,083
	Obligated Group, Series 1999A, 5.625%, 7/01/20
1,875	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	1,973,644
	Health Care, Series 2001C, 6.500%, 7/01/21
2,030	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	2,052,208
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	5,448,534
	5.000%, 8/15/23 – FSA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AAA	1,081,150
	8/01/26 – MBIA Insured
1,040	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	AAA	965,806
	7039, 8.712%, 8/01/46 – FSA Insured (IF)

17,120	Total Massachusetts			17,682,062

	Michigan – 4.1% (2.6% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,737,603
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – FSA Insured
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	Aaa	12,044,098
	FGIC Insured
1,800	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,857,978
	6.000%, 7/01/35
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	AAA	1,424,021
	10/15/22 – AMBAC Insured
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	2,010,500
	2006A, 5.000%, 12/01/31
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	309,230
	Revenue Bonds, Series 2006, 5.500%, 6/01/35

19,955	Total Michigan			22,383,430

	Minnesota – 7.6% (4.9% of Total Investments)
8,250	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	8,322,765
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	7,204,250
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	650,585
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
19,380	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	21,643,390
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29 (Pre-refunded
	11/15/10)
700	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	732,837
	2005-6G, 5.000%, 10/01/22
1,665	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	1,682,333
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,017,300
	Series 2005, 6.000%, 11/15/25

36,615	Total Minnesota			41,253,460

	Mississippi – 0.4% (0.3% of Total Investments)
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,304,825
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 0.6% (0.4% of Total Investments)
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	202,178
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aaa	1,070,950
	Bonds, Series 2006, 5.250%, 3/01/26 – MBIA Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	861,323
1,225	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,146,196

3,205	Total Missouri			3,280,647

	Montana – 0.5% (0.3% of Total Investments)
3,000	Montana Board of Housing, Single Family Program Bonds, Series 2005-RA-1, 4.750%, 6/01/44	6/14 at 100.00	AA+	2,921,310

	Nebraska – 1.0% (0.6% of Total Investments)
4,000	Lincoln Electric System, Nebraska, Electric System Revenue Bonds, Series 2007A, Residuals	9/16 at 100.00	AAA	3,379,480
	07-1007-9, 4.993%, 9/01/37 – FGIC Insured (IF)
2,015	NebHelp Inc., Nebraska, Revenue Bonds, Student Loan Program, Series 1993B, 5.875%, 6/01/14 –	3/08 at 100.00	N/R	2,037,669
	MBIA Insured (Alternative Minimum Tax)

6,015	Total Nebraska			5,417,149

	Nevada – 4.8% (3.0% of Total Investments)
11,000	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AAA	12,294,040
	(Pre-refunded 6/15/12) – MBIA Insured
14,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	AAA	13,414,677
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/34 – AMBAC Insured

25,530	Total Nevada			25,708,717

	New Jersey – 2.3% (1.4% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,423,858
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,067,220
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	686,059
	University Hospital, Series 2007, 5.750%, 7/01/37
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,891,143
	5.250%, 12/15/20
1,645	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	1,809,763
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	3,376,920
	Series 2007-1A, 4.750%, 6/01/34

12,075	Total New Jersey			12,254,963

	New Mexico – 0.4% (0.3% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series
	2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	904,834
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,320,149

2,175	Total New Mexico			2,224,983

	New York – 16.6% (10.6% of Total Investments)
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,755,093
	2005F, 5.000%, 3/15/24 – AMBAC Insured
25	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	21,619
	6.915%, 2/15/47 – MBIA Insured (IF)
3,980	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	3,800,582
	2/15/47 – MBIA Insured (UB)
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006F,	11/16 at 100.00	AAA	2,770,170
	4.250%, 5/01/33 – MBIA Insured (UB)
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	2,316,375
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,275,424
	5.000%, 11/15/30
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	8,090,940
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,970,984
	Series 2004C, 5.000%, 2/01/22
1,745	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA	1,902,731
3,255	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	Aa3 (4)	3,709,951
	(Pre-refunded 6/01/13)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	AA	5,368,000
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	4,350,486
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	AA	7,283,710
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,441,100
	5.250%, 12/01/19
3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 4.750%, 1/01/29 – FSA	7/15 at 100.00	AAA	3,053,370
	Insured
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	5,655,150
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,424,837
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	19,160,234
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)
1,000	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	1,046,990
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26

83,740	Total New York			89,397,746

	North Carolina – 1.5% (1.0% of Total Investments)
7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	8,202,291
	Health System, Series 2001, 5.250%, 10/01/26 (Pre-refunded 10/01/11)

	Ohio – 2.8% (1.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,520	5.125%, 6/01/24	6/17 at 100.00	BBB	3,406,269
530	5.875%, 6/01/30	6/17 at 100.00	BBB	527,339
525	5.750%, 6/01/34	6/17 at 100.00	BBB	506,006
1,180	5.875%, 6/01/47	6/17 at 100.00	BBB	1,139,609
8,650	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series	2/09 at 101.00	A– (4)	9,093,572
	1999, 6.150%, 2/15/29 (Pre-refunded 2/15/09)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	252,348
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25

14,655	Total Ohio			14,925,143

	Oklahoma – 3.1% (2.0% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB	497,445
750	5.375%, 9/01/36	9/16 at 100.00	BBB	732,833
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,100	5.000%, 2/15/37	2/17 at 100.00	AA–	6,049,065
2,480	5.000%, 2/15/42	2/17 at 100.00	AA–	2,445,999
3,940	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	3,936,769
	System, Series 2006, 5.000%, 12/15/36
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	3,280,035
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

17,070	Total Oklahoma			16,942,146

	Pennsylvania – 2.8% (1.8% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	440,550
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	3,159,570
	5.000%, 6/01/26 – FSA Insured
5,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,113,469
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001, 5.250%, 9/15/18	3/11 at 100.00	AAA	5,427,450
	(Pre-refunded 3/15/11) – FSA Insured
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,152,010
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)

14,625	Total Pennsylvania			15,293,049

	Puerto Rico – 0.9% (0.6% of Total Investments)
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,592,310
	5.500%, 10/01/40
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,305,556
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aaa	2,200,520
	8/01/42 – FGIC Insured

16,725	Total Puerto Rico			5,098,386

	Rhode Island – 1.5% (1.0% of Total Investments)
2,410	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/08 at 101.00	AAA	2,462,514
	Lifespan Obligated Group, Series 1996, 5.750%, 5/15/23 – MBIA Insured
5,610	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,666,885
	Series 2002A, 6.000%, 6/01/23

8,020	Total Rhode Island			8,129,399

	South Carolina – 2.5% (1.6% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,070,900
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	4,591,948
	GROWTH, Series 2004, 5.250%, 12/01/23
1,355	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	1,532,383
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
5,145	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	5,276,712
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30

12,905	Total South Carolina			13,471,943

	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,824,900
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 1.6% (1.0% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,134,528
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	3,107,160
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
700	5.500%, 11/01/37	11/17 at 100.00	N/R	684,397
1,700	5.500%, 11/01/46	11/17 at 100.00	N/R	1,626,781

8,600	Total Tennessee			8,552,866

	Texas – 13.9% (8.8% of Total Investments)
3,117	Austin Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily	12/10 at 105.00	Aaa	3,362,339
	Housing Revenue Bonds, Santa Maria Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative
	Minimum Tax)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,731,750
	4.250%, 8/15/36 (UB)
635	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	660,787
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22
18,075	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	19,214,810
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22 (Pre-refunded 2/15/10)
2,735	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	AAA	2,864,283
	AMBAC Insured
755	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	AAA	780,610
	AMBAC Insured (ETM)
2,256	Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage Loan Revenue Bonds,	6/10 at 105.00	Aaa	2,417,823
	Robinson Garden Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	6,275,065
	0.000%, 12/01/22 – FSA Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	2,418,624
	0.000%, 12/01/22 – FSA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	813,568
1,220	5.125%, 8/15/26	No Opt. Call	BBB–	1,185,852
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Caa1	820,120
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	Aaa	4,105,015
	5.500%, 9/01/30 – FGIC Insured
6,100	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	6,031,802
	Series 2007A, 5.000%, 2/15/36
5,125	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	5,659,896
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22
	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	AAA	5,296,300
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	AAA	5,587,560
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,491,875
	2005, 5.000%, 7/01/20

91,908	Total Texas			74,718,079

	Virginia – 0.6% (0.4% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	993,380
	2006, 5.000%, 9/01/26
1,905	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	2,076,240
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)

2,905	Total Virginia			3,069,620

	Washington – 9.1% (5.8% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AAA	6,943,027
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – MBIA Insured
17,075	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	17,794,882
	12/01/25 (Alternative Minimum Tax)
16,750	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 (Pre-refunded	8/10 at 100.00	AAA	18,073,585
	8/01/10) – MBIA Insured
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	Aaa	5,214,450
	(Alternative Minimum Tax)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	985,280
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

51,170	Total Washington			49,011,224

	West Virginia – 0.9% (0.6% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,033,350
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.9% (2.5% of Total Investments)
6,710	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	6,888,620
	Bonds, Series 2002, 6.125%, 6/01/27
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	289,869
	Healthcare, Series 2006, 5.000%, 5/01/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
1,000	5.750%, 8/15/20 – RAAI Insured	8/10 at 101.00	AA	1,039,560
3,000	5.875%, 8/15/30 – RAAI Insured	8/10 at 101.00	AA	3,088,980
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,179,268
	Series 2004, 5.750%, 5/01/24
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,711,400
	Healthcare System, Series 2006, 5.250%, 8/15/34
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	Aaa	4,727,742

20,775	Total Wisconsin			20,925,439

	Wyoming – 0.4% (0.3% of Total Investments)
2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,390,300
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 865,323	Total Long-Term Investments (cost $803,384,916) – 156.3%			843,287,402

	Short-Term Investments – 0.4% (0.2% of Total Investments)
$ 2,000	Oxnard Financing Authority, California, Lease Revenue Bonds, Variable Rate Demand Obligations,		A-1+	2,000,000
	Series 2003B, 3.750%, 6/01/33 – AMBAC Insured (5)

	Total Short-Term Investments (cost $2,000,000)			2,000,000

	Total Investments (cost $805,384,916) – 156.7%			845,287,402

	Floating Rate Obligations – (3.9)%			(21,105,000)

	Other Assets Less Liabilities – 3.0%			16,199,034

	Preferred Shares, at Liquidation Value – (55.8)% (6)			(301,000,000)

	Net Assets Applicable to Common Shares – 100%			$539,381,436

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.6)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $784,085,179.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$48,476,306
Depreciation	(8,278,881)

Net unrealized appreciation (depreciation) of investments	$40,197,425

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.